Subsequent Events (Details) $ / shares in Units, R$ in Millions				12 Months Ended
	Jan. 09, 2025 $ / shares	Jan. 07, 2025 USD ($) $ / shares shares	Jan. 02, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Mar. 27, 2025 $ / shares shares	Mar. 18, 2025 BRL (R$)	Feb. 28, 2025 USD ($) $ / shares shares	Dec. 31, 2023 shares	Feb. 26, 2023 $ / shares
Subsequent Events [Line Items]
Aggregate gross proceeds (in Dollars) | $				$ 12,000,000
Ordinary per share price | $ / shares									$ 0.00001
Number of shares authorized (in Shares)				34,553,071
Number of shares issued (in Shares)				34,553,071				31,617,370
Cash outlay (in Brazil Real) | R$						R$ 1.4
Subsequent Events [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds (in Dollars) | $		$ 2,875,000	$ 12,000,000
Purchase shares (in Shares)		1,144,337	3,680,982
Conversion price | $ / shares		$ 2.51	$ 3.26
Ordinary per share price | $ / shares	$ 1				$ 0.00001		$ 0.00001
Number of consecutive business days	30 days
Number of shares authorized (in Shares)							500,000
Number of shares issued (in Shares)					500,000
Number of votes					1,000
Subscription price per share | $ / shares					$ 1.5
Subsequent Events [Member] | Ordinary shares [member]
Subsequent Events [Line Items]
Number of consecutive business days	10 days
Subsequent Events [Member] | Chief Executive Officer [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)					350,000
Subscription price per share | $ / shares					$ 3.5
Subsequent Events [Member] | Chief Financial Officer [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)					150,000
Subsequent Events [Member] | Ordinary shares [member] | Bottom of range [Member]
Subsequent Events [Line Items]
Ordinary per share price | $ / shares							$ 0.00001
Authorized share capital Increased (in Dollars) | $							$ 5,000
Number of shares authorized (in Shares)							500,000,000
Subsequent Events [Member] | Ordinary shares [member] | Top of range [member]
Subsequent Events [Line Items]
Ordinary per share price | $ / shares							$ 0.00001
Authorized share capital Increased (in Dollars) | $							$ 5,005
Number of shares authorized (in Shares)							500,000,000
Subsequent Events [Member] | Class FF shares [Member]
Subsequent Events [Line Items]
Ordinary per share price | $ / shares							$ 0.00001
Number of shares authorized (in Shares)							500,000